Tema ETF Trust
Tema Oncology ETF
Schedule of Investments
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 96.1%
Biotechnology - 58.6%
Agios Pharmaceuticals, Inc.*	9,438	$209,807
Arcellx, Inc.*	3,708	194,781
Arcus Biosciences, Inc.*	11,141	167,783
Argenx SE - ADR*^	1,206	543,436
BeiGene Ltd. - ADR*^	2,442	456,507
Blueprint Medicines Corp.*	565	39,347
Celldex Therapeutics, Inc.*	11,560	349,228
Cogent Biosciences, Inc.*	12,936	99,219
CRISPR Therapeutics AG - ADR*^	7,266	484,860
Cullinan Oncology, Inc.*	15,906	130,270
CureVac N.V. - ADR*^	14,787	79,850
Day One Biopharmaceuticals, Inc.*	12,540	145,213
Deciphera Pharmaceuticals, Inc.*	18,085	228,052
Exact Sciences Corp.*	4,356	278,784
Exelixis, Inc.*	17,959	391,686
Fusion Pharmaceuticals, Inc. - ADR*^	54,978	304,578
Genmab A/S - ADR*^	11,946	377,613
Gilead Sciences, Inc.	6,608	506,173
Immunocore Holdings plc - ADR*^	3,828	201,850
ImmunoGen, Inc.*	17,626	517,323
Incyte Corp.*	7,524	408,854
Intellia Therapeutics, Inc.*	16,368	484,984
Legend Biotech Corp. - ADR*^	4,700	285,854
Mereo Biopharma Group plc - ADR*^	192,329	401,968
Merus N.V. - ADR*^	7,194	177,980
Mirati Therapeutics, Inc.*	2,392	135,746
Moderna, Inc.*	3,252	252,680
MorphoSys AG*^	2,332	61,835
Regeneron Pharmaceuticals, Inc.*	990	815,572
Relay Therapeutics, Inc.*	22,110	174,890
Revolution Medicines, Inc.*	9,250	215,802
SpringWorks Therapeutics, Inc.	2,789	84,758
Zentalis Pharmaceuticals, Inc.*	5,235	58,894
		9,266,177
Health Care Equipment & Supplies - 3.8%
Lantheus Holdings, Inc.*	3,564	255,254
Siemens Healthineers AG^ (a)	6,090	350,935
		606,189
Health Care Providers & Services - 4.0%
Guardant Health, Inc.*	15,856	399,096
Option Care Health, Inc.*	7,659	227,855
		626,951
Health Care Technology - 2.3%
Schrodinger, Inc.*	11,635	361,732
Life Sciences Tools & Services - 4.7%
10X Genomics, Inc., Class A *	6,270	272,870
Illumina, Inc.*	4,623	471,315
		744,185
Pharmaceuticals - 22.7%
Arvinas, Inc.*	6,864	150,802
AstraZeneca plc^	4,620	590,601
Bristol-Myers Squibb Co.	7,463	368,523
Chugai Pharmaceutical Co., Ltd.^	13,926	490,125
Daiichi Sankyo Co., Ltd.^	21,912	591,178
Merck & Co., Inc.	7,390	757,327
Novartis AG^	6,488	630,648
		3,579,204
TOTAL COMMON STOCKS (Cost $14,794,342)		15,184,438

SHORT-TERM INVESTMENTS - 1.3%
Money Market Fund
First American Treausry Obligations Fund - Class X, 5.277% (b)	211,740	211,740
TOTAL SHORT-TERM INVESTMENTS (Cost $211,740)		211,740

TOTAL INVESTMENTS (Cost $15,006,082) - 97.4%		15,396,178
OTHER ASSETS LESS LIABILITIES - 2.6%		408,828
NET ASSETS - 100.0%		$15,805,006

* Non-income producing security.
^ Foreign security.
(a) Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of November 30, 2023, the value of these investments was $350,935 or 2.2% of total net assets.

(b) 7-day net yield.
ADR - American Depositary Receipt
plc- Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema Oncology ETF
November 30, 2023 (Unaudited)
ALLOCATION BY SECTOR

Sector	Percentage of Total Net Assets
Health Care	96.1%
Money Market Fund and Other Assets and Liabilities	3.9%
Total	100.0%

ALLOCATION BY COUNTRY

Country	Percentage of Total Net Assets
United States	59.3%
United Kingdom	7.6%
Switzerland	7.1%
Japan	6.8%
Netherlands	5.1%
Cayman Islands	4.7%
Germany	2.6%
Denmark	2.4%
Canada	1.9%
Other(1)	2.5%
Total	100.0%

(1) Includes cash and net other assets (liabilities).

Tema ETF Trust
Tema Oncology ETF
Notes to Quarterly Schedule of Investments
November 30, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Tema Oncology ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$15,184,438	$-	$-	$15,184,438
Money Market Fund	211,740	-	-	211,740
Total Investments	$15,396,178	$-	$-	$15,396,178

* See Schedule of Investments for segregation by industry.